SEGMENTS (Details) - USD ($)	3 Months Ended					12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Current assets	$ 1,051,923	$ 783,612				$ 783,612	$ 804,557
Non-Current assets	2,416,079	1,156,853				1,156,853	564,873
Current liabilities	4,023,279	3,386,756				3,386,756	1,515,646
Non-Current liabilities		2,808,368				2,808,368	1,844,760
Revenues, net of sales, returns, and allowances:	462,408				$ 202,057	910,227	1,631,653
Cost of Revenues	313,920				145,967	654,177	1,314,080
Operating Expenses	568,980				647,219	2,614,824	3,588,608
Other Income / (Expense)	(1,399,051)				(3,807)	(766,821)	(1,483,366)
Net Income (Loss)	(1,819,543)	(954,298)	$ (509,441)	$ (1,066,920)	(594,936)	(3,125,595)	(1,787,669)
Beverages Segment [Member]
Current assets	1,242,543	824,835				824,835	800,378
Non-Current assets	2,319,444	1,063,074				1,063,074	514,312
Current liabilities	2,617,407	1,879,305				1,879,305	1,356,599
Non-Current liabilities		2,616,018				2,616,018	1,685,260
Revenues, net of sales, returns, and allowances:	310,093				179,927	718,455	1,635,669
Cost of Revenues	193,369				138,063	492,096	1,333,135
Operating Expenses	410,914				529,515	1,729,768	3,372,392
Other Income / (Expense)	(16,213)				(3,807)	(45,292)	1,483,366
Net Income (Loss)	(310,403)				(571,014)	(1,548,700)	(1,586,492)
Distribution Segment [Member]
Current assets	(190,620)	(146,894)				(146,894)	44,809
Non-Current assets	87,569	85,546				85,546	40,356
Current liabilities	50,590	72,576				72,576	61,027
Non-Current liabilities		192,350				192,350	159,500
Revenues, net of sales, returns, and allowances:	180,351				54,836	332,371	83,051
Cost of Revenues	128,750				40,610	249,780	68,012
Operating Expenses	90,888				38,148	276,248	150,401
Other Income / (Expense)	(1,160)					2,745
Net Income (Loss)	(40,447)				(23,922)	(190,912)	(135,362)
Corporate and Eliminations [Member]
Current assets		105,671				105,671	(40,630)
Non-Current assets	9,066	8,233				8,233	10,205
Current liabilities	1,997,564	1,424,367				1,424,367	98,020
Non-Current liabilities
Revenues, net of sales, returns, and allowances:	(28,036)				(32,706)	(140,599)	(87,067)
Cost of Revenues	(8,199)				(32,706)	(87,699)	(87,067)
Operating Expenses	67,178				79,556	608,808	65,815
Other Income / (Expense)	(1,381,678)					(724,274)
Net Income (Loss)	$ (1,468,693)					$ (1,385,983)	$ (65,815)